Share-based Payment - Number and Weighted Average Exercise Prices ("WAEP") of, and Movements in Share Options (Detail)	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 $ / shares shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Outstanding at January 1 | shares		270,000	270,000
Expired | shares	(270,000)	0
Outstanding at December 31 | shares	0	270,000
Number of share options exercisable | shares	0	270,000
Beginning balance | $ / shares	$ 21.11	$ 21.11
Expired | $ / shares	$ 21.11
WAEP outstanding | $ / shares		21.11	$ 21.11
WAEP exercisable | $ / shares		$ 21.11